CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS		12 Months Ended
		Dec. 31, 2019 $ / shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CAD ($)
Mineral exploration expenses
Mineral exploration expenses	[1]		$ 566,427		$ 2,276,286		$ 1,742,813
Reimbursements from optionees	[1]		(291,680)		(1,189,652)		(780,195)
Operating expense			(274,747)		(1,086,634)		(962,618)
General administrative expenses
Bank charges			1,784		4,661		3,875
Consulting			117,278		143,332		124,520
Depreciation			3,496		0		2,589
Investor relations			139,494		132,189		292,430
Listing and filing fees			9,062		8,791		10,485
Office and administrative fees			19,052		28,686		29,107
Professional fees	[2]		191,238		231,065		203,662
Rent	[2]		12,286		9,000		9,000
Share-based payment	[2]		9,369		141,124		110,564
Transfer agent fees			9,472		9,670		10,581
Travel			35,723		46,928		66,882
General and administrative expense			(548,254)		(755,446)		(863,695)
Other items
Foreign exchange gain (loss)			(195)		(485)		(11,494)
Interest income			148		1,181		2,068
Gain on disposal of equipment			6,643		0		(2,105)
Other income			0		6,014		2,837
Write down of due from optionee			0		0		(1)
Write-down of exploration and evaluation assets	[1]		(1,239,994)		0		(71,289)
Write-down of tax deposits	[3]		(41,200)		0		0
Write-down of exploration and evaluation assets	[3]		0		(49,962)		0
Other expense, by function			(1,274,598)		(43,252)		(79,984)
Net loss for the year			(2,097,599)		(1,885,332)		(1,906,297)
Exchange difference arising on the translation of foreign subsidiaries			20,714		(16,548)		26,776
Comprehensive loss for the year			$ (2,076,885)		$ (1,901,880)		$ (1,879,521)
Basic and diluted loss per share | $ / shares	[4]	$ (0.02)		$ (0.02)		$ (0.02)

[1]	Note 5.
[2]	Note 8.
[3]	Note 6.
[4]	Note 10.